Related Party Transactions (Details 2) (Related Party [Member], USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party [Member]
Future minimum rental payments required under the related party operating leases
Due in current year	$ 32,057	$ 30,331
Due in one year	32,057	30,331
Due in two years	29,610	30,331
Due in three years	28,015	27,880
Due in four years	28,015	27,880
Thereafter	468,366	487,018
Total	$ 618,120	$ 633,771